Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of future undiscounted aggregate minimum lease payments	The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2022:
Year ended December 31,	Amount
2023	$1,137,651
2024	961,109
2025	772,934
2026	571,830
2027	285,915
thereafter	-
Total undiscounted future minimum lease payments	3,729,439
Less: amount representing interest	295,076
Total present value of operating lease liabilities	3,434,363
Less: current portion of operating lease liabilities	1,008,766
Non-current portion of operating lease liabilities	$2,425,597